Borrowings - Additional Information (Detail) $ in Thousands	1 Months Ended						12 Months Ended
	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	May 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Sep. 01, 2020 CNY (¥)	Jul. 01, 2020 CNY (¥)	Jun. 01, 2020 CNY (¥)	May 01, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)
Proceeds from short term bank loan							¥ 103,008,000	$ 15,787	¥ 10,000,000
Line of credit facility maximum borrowing capacity															¥ 69,000,000
Short term debt interest rate terms		one-year loan prime rate plus 0.5%
Term Loan Facility Two [Member]
Line of credit facility maximum borrowing capacity				¥ 29,000,000
Bank Of China [Member] | Term loan [Member]
Debt instrument variable interest rate spread							0.20%	0.20%
Long term debt instrument term	72 months						72 months			72 months
Short term debt interest rate terms							five-year loan prime rate plus 0.2%	five-year loan prime rate plus 0.2%
Long term line of credit aggregate amount drawn | $										$ 44,280
Bank Of China [Member] | Term loan [Member] | Maximum [Member]
Short term debt effective rate of interest	5.00%						5.00%			5.00%
Long term debt effective rate of interest	5.00%						5.00%			5.00%
Bank Of China [Member] | Term loan [Member] | Minimum [Member]
Short term debt effective rate of interest	4.85%						4.85%			4.85%
Long term debt effective rate of interest	4.85%						4.85%			4.85%
Bank Of China [Member] | Term Loan Facility Two [Member]
Debt instrument variable interest rate spread				1.00%
Long term debt instrument term	60 months						60 months			60 months
Short term debt interest rate terms				loan prime rate plus 1%
Long term line of credit aggregate amount drawn	¥ 8,740,000						¥ 8,740,000
Long term line of credit aggregate amount repaid	120,000						120,000
Short Term Loan Agreement One [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Debt instrument face value														¥ 5,000,000
Proceeds from short term bank loan						¥ 5,000,000
Short term loan period						12 months
Debt instrument variable interest rate spread						0.50%
Short term debt interest rate terms						one-year loan prime rate plus 0.5%
Short Term Loan Agreement One [Member] | China CITIC Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Debt instrument face value	5,000,000						5,000,000
Proceeds from short term bank loan	¥ 5,000,000
Short term loan period	12 months
Short term debt interest rate terms	one-year loan prime rate
Short Term Loan Agreement One [Member] | China Industrial Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Debt instrument face value	¥ 9,990,000						¥ 9,990,000
Proceeds from short term bank loan	¥ 9,990,000
Short term loan period	12 months
Debt instrument variable interest rate spread	0.85%
Short term debt interest rate terms	one-year loan prime rate plus 0.85%
Short Term Loan Agreement Two [Member] | Bank Of China [Member]
Short term debt effective rate of interest	4.85%						4.85%			4.85%
Long term debt effective rate of interest	4.85%						4.85%			4.85%
Short Term Loan Agreement Two [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Debt instrument face value													¥ 5,000,000
Proceeds from short term bank loan					¥ 5,000,000
Short term loan period						12 months
Debt instrument variable interest rate spread						0.15%
Short term debt interest rate terms						one-year loan prime rate plus 0.15%
Short Term Loan Agreement Three [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member] | Bank Of China [Member]
Short term debt interest rate terms				one-year loan prime rate minus 0.2%
Short Term Loan Agreement Three [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Debt instrument face value												¥ 5,000,000
Proceeds from short term bank loan				¥ 5,000,000
Short term loan period		12 months		12 months
Debt instrument variable interest rate spread				0.20%
Short Term Loan Agreement Four [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Debt instrument face value											¥ 5,000,000
Proceeds from short term bank loan			¥ 5,000,000
Short term loan period		12 months
Short term debt interest rate terms			one-year loan prime rate
Short Term Loan Agreement Five [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Debt instrument face value	¥ 5,000,000	¥ 5,000,000					¥ 5,000,000
Debt instrument variable interest rate spread		0.50%
Short Term Loan Agreement Six [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member]
Short term loan period	12 months
Debt instrument variable interest rate spread	0.50%
Short term debt interest rate terms	one-year loan prime rate plus 0.5%
Short Term Loan Agreements [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member] | Maximum [Member]
Short term debt effective rate of interest	4.35%						4.35%			4.35%
Long term debt effective rate of interest	4.35%						4.35%			4.35%
Short Term Loan Agreements [Member] | China Construction Bank [Member] | Suzhou Gracell Biotechnologies Co Ltd Suzhou Gracell [Member] | Minimum [Member]
Short term debt effective rate of interest	3.65%						3.65%			3.65%
Long term debt effective rate of interest	3.65%						3.65%			3.65%